Accounts payable and accrued expenses	12 Months Ended
Mar. 31, 2016
Payables and Accruals [Abstract]
Accounts payable and accrued expenses

Note 6. Accounts payable and accrued expenses

Accounts payable and accrued expenses consisted of the following at March 31, 2016 and 2015:

	March 31,	March 31,
	2016	2015

Accounts payable	$49,011	$157
Accrued salaries and benefits	43,323	-
Accrued bonuses	93,141	-
Accrued stock-based compensation	106,902	5,857
Other accrued expenses	74,913	52,425
	$367,290	$58,439